United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord	Alan Goldberg
One State Farm Plaza	Bell, Boyd & Lloyd LLC
Bloomington, Illinois 61710-0001	Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2006

Date of reporting period: 08/31/2006

ITEM 1.	SCHEDULE OF INVESTMENTS.

1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (98.36%)
Agriculture, Foods, & Beverage (9.84%)
Archer-Daniels-Midland Co.	3,477,500	$143,168,675
Campbell Soup Co.	92,000	3,456,440
Kellogg Co.	930,000	47,151,000
McCormick & Co. Inc.	428,600	15,609,612
PepsiCo Inc.	586,100	38,260,608
Sysco Corp.	766,500	24,060,435
The Coca-Cola Co.	888,500	39,813,685
The Hershey Co.	226,400	12,216,544

		323,736,999

Banks (7.53%)
AmSouth Bancorporation	333,637	9,558,700
Bank of America Corp.	1,048,527	53,967,685
Fifth Third Bancorp	191,000	7,513,940
M&T Bank Corp.	179,700	22,006,062
Northern Trust Corp.	144,000	8,062,560
Popular Inc.	1,724,503	32,851,782
SunTrust Banks Inc.	334,600	25,563,440
Wells Fargo & Co.	2,536,800	88,153,800

		247,677,969

Building Materials & Construction (2.48%)
Vulcan Materials Co.	1,039,200	81,691,512

Chemicals (6.27%)
Air Products & Chemicals Inc.	830,000	55,020,700
E.I. du Pont de Nemours and Co.	496,104	19,829,277
International Flavors & Fragrances Inc.	561,000	22,310,970
Sigma-Aldrich Corp.	1,375,000	99,866,250
The Dow Chemical Co.	243,000	9,265,590

		206,292,787

Computer Software & Services (3.46%)
Automatic Data Processing Inc.	149,000	7,032,800
Check Point Software Technologies Ltd. (a)	129,850	2,413,911
Microsoft Corp.	3,235,500	83,119,995
SAP AG	111,200	21,226,290

		113,792,996

Computers (4.79%)
Hewlett-Packard Co.	3,019,400	110,389,264
International Business Machines Corp.	580,000	46,962,600

		157,351,864

Consumer & Marketing (5.02%)
AptarGroup Inc.	190,800	9,826,200
Colgate-Palmolive Co.	436,300	26,116,918
Nestle SA ADR	456,800	39,202,850
The Procter & Gamble Co.	1,454,855	90,055,525

		165,201,493

Electronic/Electrical Mfg. (7.59%)
Agilent Technologies Inc. (a)	548,071	17,625,963
Applied Materials Inc.	1,662,700	28,066,376
Emerson Electric Co.	270,400	22,213,360
General Electric Co.	2,921,700	99,513,102
Intel Corp.	2,420,800	47,302,432
KLA-Tencor Corp.	247,200	10,854,552
Linear Technology Corp.	703,200	23,915,832

		249,491,617

Financial Services (4.04%)
Citigroup Inc.	1,485,633	73,315,989
Wachovia Corp.	1,091,900	59,650,497

		132,966,486

Health Care (14.46%)
Abbott Laboratories	567,100	27,617,770
Biomet Inc.	3,487,500	114,076,125
Eli Lilly & Co.	997,000	55,762,210
Johnson & Johnson	2,481,600	160,460,256
Medtronic Inc.	135,800	6,369,020
Merck & Co. Inc.	675,700	27,399,635
Pfizer Inc.	3,047,300	83,983,588

		475,668,604

Machinery & Manufacturing (5.27%)
3M Co.	497,000	35,634,900
Caterpillar Inc.	843,400	55,959,590
HNI Corp.	1,439,200	57,424,080
Illinois Tool Works Inc.	552,200	24,241,580

		173,260,150

Media & Broadcasting (3.48%)
CBS Corp. Class B	405,550	11,578,452
Reuters Group PLC ADR	155,433	7,171,679
The Walt Disney Co.	2,728,640	80,904,176
Viacom Inc. Class B	405,550	14,721,465

		114,375,772

Mining & Metals (2.78%)
BHP Billiton PLC	941,859	17,950,928
Newmont Mining Corp.	36,700	1,880,875
Nucor Corp.	531,200	25,959,744
Rio Tinto PLC ADR	226,800	45,688,860

		91,480,407

Oil & Gas (12.63%)
Anadarko Petroleum Corp.	210,200	9,860,482

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
BG Group PLC	3,199,100	$41,815,308
Bill Barrett Corp. (a)	675,200	19,526,784
BP PLC ADR	626,392	42,625,976
Chevron Corp.	1,060,000	68,264,000
Devon Energy Corp.	212,204	13,260,628
Exxon Mobil Corp.	2,615,200	176,970,584
Royal Dutch Shell PLC ADR Class A	516,300	35,593,722
Tidewater Inc.	154,191	7,341,033

		415,258,517

Retailers (2.23%)
Home Depot Inc.	396,400	13,592,556
Wal-Mart Stores Inc.	1,339,100	59,884,552

		73,477,108

Telecom & Telecom Equipment (5.76%)
ADC Telecommunications Inc. (a)	257,142	3,509,988
AT&T Inc.	1,497,512	46,617,549
BellSouth Corp.	485,300	19,761,416
Cisco Systems Inc. (a)	1,515,700	33,330,243
Corning Inc. (a)	1,284,600	28,569,504
Lucent Technologies Inc. Warrants (a)	25,216	5,926
Motorola Inc.	792,000	18,516,960
Nokia Corp. ADR	1,181,100	24,661,368
Verizon Communications Inc.	411,000	14,458,980

		189,431,934

Utilities & Energy (0.73%)
Duke Energy Corp.	799,900	23,997,000

Total Common Stocks
(cost $1,422,954,464)		3,235,153,215

Short-term Investments (1.35%)
JPMorgan Treasury Plus Money Market Fund	44,294,845	44,294,845

Total Short-term Investments
(cost $44,294,845)		44,294,845

TOTAL INVESTMENTS (99.71%)
(cost $1,467,249,309)		3,279,448,060
OTHER ASSETS, NET OF LIABILITIES (0.29%)		9,477,997

NET ASSETS (100.00%)		$3,288,926,057

(a)	Non-income producing security.

ADR-	American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (62.69%)
Agriculture, Foods, & Beverage (6.24%)
Archer-Daniels-Midland Co.	940,561	$38,722,896
Campbell Soup Co.	26,000	976,820
Kellogg Co.	310,000	15,717,000
PepsiCo Inc.	98,200	6,410,496
Sara Lee Corp.	58,000	964,540
Sysco Corp.	40,500	1,271,295
The Coca-Cola Co.	190,000	8,513,900
The Hershey Co.	34,400	1,856,224

		74,433,171

Banks (4.80%)
AmSouth Bancorporation	52,312	1,498,739
Bank of America Corp.	210,504	10,834,641
Fifth Third Bancorp	56,600	2,226,644
M&T Bank Corp.	30,400	3,722,784
Northern Trust Corp.	41,000	2,295,590
Popular Inc.	346,689	6,604,425
SunTrust Banks Inc.	54,300	4,148,520
Wells Fargo & Co.	747,600	25,979,100

		57,310,443

Building Materials & Construction (1.05%)
Vulcan Materials Co.	160,200	12,593,322

Chemicals (3.76%)
Air Products & Chemicals Inc.	230,000	15,246,700
E.I. du Pont de Nemours and Co.	108,705	4,344,939
International Flavors & Fragrances Inc.	120,000	4,772,400
Sigma-Aldrich Corp.	245,500	17,830,665
The Dow Chemical Co.	69,000	2,630,970

		44,825,674

Computer Software & Services (1.67%)
Automatic Data Processing Inc.	28,900	1,364,080
Microsoft Corp.	625,400	16,066,526
SAP AG	13,200	2,519,667

		19,950,273

Computers (3.34%)
Hewlett-Packard Co.	754,000	27,566,240
International Business Machines Corp.	152,100	12,315,537

		39,881,777

Consumer & Marketing (3.40%)
AptarGroup Inc.	45,900	2,363,850
Nestle SA ADR	101,000	8,667,881
The Procter & Gamble Co.	477,700	29,569,630

		40,601,361

Electronic/Electrical Mfg. (4.06%)
Agilent Technologies Inc. (a)	143,787	4,624,190
Applied Materials Inc.	182,000	3,072,160
Emerson Electric Co.	31,200	2,563,080
General Electric Co.	635,700	21,651,942
Intel Corp.	592,500	11,577,450
KLA-Tencor Corp.	45,100	1,980,341
Linear Technology Corp.	81,600	2,775,216
Texas Instruments Inc.	6,300	205,317

		48,449,696

Financial Services (2.77%)
Citigroup Inc.	307,000	15,150,450
Wachovia Corp.	327,620	17,897,881

		33,048,331

Health Care (9.37%)
Allergan Inc.	77,400	8,866,944
Biomet Inc.	911,250	29,806,988
Eli Lilly & Co.	212,000	11,857,160
Forest Laboratories Inc. (a)	20,900	1,044,582
Johnson & Johnson	417,700	27,008,482
Medtronic Inc.	21,600	1,013,040
Merck & Co. Inc.	144,100	5,843,255
Pfizer Inc.	960,000	26,457,600

		111,898,051

Machinery & Manufacturing (3.22%)
3M Co.	124,600	8,933,820
Caterpillar Inc.	262,400	17,410,240
HNI Corp.	160,000	6,384,000
Illinois Tool Works Inc.	130,600	5,733,340

		38,461,400

Media & Broadcasting (3.87%)
CBS Corp. Class B	49,450	1,411,797
Lee Enterprises Inc. Class A	42,000	1,039,920
Lee Enterprises Inc. Class B (b)	42,000	1,039,920
Reuters Group PLC ADR	200,433	9,247,979
The Walt Disney Co.	1,065,995	31,606,752
Viacom Inc. Class B	49,450	1,795,035

		46,141,403

Mining & Metals (3.15%)
Newmont Mining Corp.	29,200	1,496,500
Nucor Corp.	436,800	21,346,416
Rio Tinto PLC ADR	73,250	14,756,213

		37,599,129

Oil & Gas (6.93%)
BG Group PLC	256,800	3,356,623
Bill Barrett Corp. (a)	100,000	2,892,000

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2006

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
BP PLC ADR	115,786	$7,879,237
Chevron Corp.	288,000	18,547,200
Devon Energy Corp.	76,170	4,759,863
Exxon Mobil Corp.	448,000	30,316,160
Royal Dutch Shell PLC ADR
Class A	216,400	14,918,616

		82,669,699

Retailers (1.32%)
Home Depot Inc.	32,800	1,124,712
McDonald’s Corp.	62,900	2,258,110
Wal-Mart Stores Inc.	276,700	12,374,024

		15,756,846

Telecom & Telecom Equipment (3.42%)
ADC Telecommunications Inc. (a)	147,542	2,013,948
AT&T Inc.	470,024	14,631,847
BellSouth Corp.	47,800	1,946,416
Cisco Systems Inc. (a)	228,800	5,031,312
Corning Inc. (a)	372,300	8,279,952
Motorola Inc.	192,000	4,488,960
Nokia Corp. ADR	144,900	3,025,512
Verizon Communications Inc.	38,700	1,361,466

		40,779,413

Utilities & Energy (0.32%)
Duke Energy Corp.	125,900	3,777,000

Total Common Stocks
(cost $ 301,439,364)		748,176,989

Corporate Bonds (17.52%)
Agriculture, Foods, & Beverage (1.61%)
Pioneer Hi-Bred International Inc.
5.750%, 01/15/2009	$3,000,000	3,030,999
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	967,063
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	3,006,655
The Coca-Cola Co.
5.750%, 03/15/2011	3,000,000	3,062,088
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,004,531
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,117,333
The Hershey Co.
5.300%, 09/01/2011	500,000	501,292
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,036,720
Kraft Foods Inc.
6.250%, 06/01/2012	1,000,000	1,035,868
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	998,483
The Hershey Co.
5.450%, 09/01/2016	500,000	501,899

		19,262,931

Automotive (0.45%)
Toyota Motor Credit
5.650%, 01/15/2007	2,000,000	2,001,206
Ford Motor Credit Co.
5.800%, 01/12/2009	3,000,000	2,873,865
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	504,651

		5,379,722

Banks (0.90%)
JPMorgan Chase & Co.
5.350%, 03/01/2007	1,000,000	999,413
Bank of New York
5.050%, 03/03/2009	2,000,000	1,981,582
Bank of America Corp.
4.500%, 08/01/2010	1,000,000	974,549
Wells Fargo & Co.
4.875%, 01/12/2011	1,000,000	986,037
Wachovia Corp.
5.350%, 03/15/2011	750,000	752,214
Charter One Bank FSB
5.500%, 04/26/2011	1,500,000	1,511,557
Bank of America Corp.
5.375%, 08/15/2011	500,000	502,057
Wachovia Corp.
5.700%, 08/01/2013	750,000	762,417
Wachovia Bank NA
5.600%, 03/15/2016	750,000	751,335
JP Morgan Chase
5.875%, 06/13/2016	500,000	509,140
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,035,568

		10,765,869

Building Materials & Construction (0.26%)
Vulcan Materials Co.
6.000%, 04/01/2009	3,000,000	3,052,854

Chemicals (0.50%)
The Dow Chemical Co.
6.125%, 02/01/2011	3,000,000	3,082,854
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	2,882,781

		5,965,635

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computers (0.25%)
International Business
Machines Corp.
5.375%, 02/01/2009	$3,000,000	$3,015,636

Consumer & Marketing (1.47%)
Kimberly-Clark Corp.
7.100%, 08/01/2007	3,000,000	3,047,574
Avery Dennison Corp.
5.900%, 12/01/2008	5,000,000	5,036,290
The Procter & Gamble Co.
6.875%, 09/15/2009	3,000,000	3,141,846
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,193,140
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,087,582

		17,506,432

Electronic/Electrical Mfg. (0.26%)
Emerson Electric Co.
5.850%, 03/15/2009	3,000,000	3,047,382

Financial Services (1.08%)
Citigroup Inc.
5.000%, 03/06/2007	1,000,000	997,851
General Electric Capital Corp.
7.375%, 01/19/2010	2,000,000	2,130,930
BellSouth Capital Funding Corp.
7.750%, 02/15/2010	3,000,000	3,206,178
Citigroup Inc.
4.625%, 08/03/2010	1,000,000	979,057
HSBC Finance Corp.
5.700%, 06/01/2011	1,500,000	1,521,721
JPMorgan Chase & Co.
5.600%, 06/01/2011	1,000,000	1,010,738
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,070,588
Citigroup Inc.
5.300%, 01/07/2016	1,000,000	986,526

		12,903,589

Health Care (1.76%)
Abbott Laboratories
3.500%, 02/17/2009	1,000,000	962,181
Johnson & Johnson
6.625%, 09/01/2009	3,000,000	3,130,245
Becton Dickinson & Co.
7.150%, 10/01/2009	3,000,000	3,162,231
Genentech Inc.
4.400%, 07/15/2010	1,000,000	972,211
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,070,056
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	1,879,038
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	998,080
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	964,724
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	2,819,661
AstraZeneca PLC SP
5.400%, 06/01/2014	2,000,000	2,002,200
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,054,054

		21,014,681

Machinery & Manufacturing (1.57%)
United Technologies Corp.
7.000%, 09/15/2006	3,000,000	3,000,771
Illinois Tool Works Inc.
5.750%, 03/01/2009	3,000,000	3,042,867
Caterpillar Inc.
7.250%, 09/15/2009	3,000,000	3,175,701
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,211,491
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,253,536
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,087,374
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	948,653

		18,720,393

Media & Broadcasting (1.01%)
The Walt Disney Co.
5.500%, 12/29/2006	2,000,000	2,001,288
Gannett Co.
5.500%, 04/01/2007	1,000,000	997,689
The Washington Post Co.
5.500%, 02/15/2009	3,000,000	3,000,924
New York Times Co.
4.500%, 03/15/2010	500,000	484,214
Knight-Ridder Inc.
7.125%, 06/01/2011	3,000,000	3,118,215
The Walt Disney Co.
5.700%, 07/15/2011	2,000,000	2,027,762
New York Times Co.
5.000%, 03/15/2015	500,000	466,685

		12,096,777

Mining & Metals (0.60%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,074,354

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2006

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Alcoa Inc.
6.500%, 06/01/2011	$3,000,000	$3,137,247
BHP Billiton Finance
5.250%, 12/15/2015	2,000,000	1,956,144

		7,167,745

Oil & Gas (0.59%)
Texaco Capital
5.500%, 01/15/2009	3,000,000	3,032,448
Shell International Finance
5.625%, 06/27/2011	2,000,000	2,039,586
ConocoPhillips Australia
Funding Co.
5.500%, 04/15/2013	2,000,000	2,013,902

		7,085,936

Retailers (0.96%)
Wal-Mart Stores Inc.
6.875%, 08/10/2009	3,000,000	3,136,890
Home Depot Inc.
4.625%, 08/15/2010	2,000,000	1,957,974
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,080,046
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	968,582
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	990,494
Target Corp.
5.875%, 07/15/2016	1,300,000	1,334,619

		11,468,605

Telecom & Telecom Equipment (1.67%)
US West Communications
5.625%, 11/15/2008	5,000,000	4,937,500
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,252,555
Vodafone Group PLC
5.500%, 06/15/2011	1,500,000	1,495,324
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,004,116
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,034,617
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,041,488
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,116,584

		19,882,184

Utilities & Energy (2.58%)
Virginia Electric & Power
5.375%, 02/01/2007	3,000,000	2,997,006
PPL Electric Utilities
5.875%, 08/15/2007	2,000,000	2,007,638
Northern Illinois Gas
5.875%, 08/15/2008	3,000,000	3,029,991
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,182,742
IES Utilities
6.750%, 03/15/2011	2,000,000	2,086,484
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,153,807
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,105,060
Pacificorp
6.900%, 11/15/2011	2,000,000	2,133,762
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,202,470
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	1,962,066
Georgia Power
5.250%, 12/15/2015	2,000,000	1,966,580
Union Electric Co.
5.400%, 02/01/2016	2,000,000	1,959,376

		30,786,982

Total Corporate Bonds
(cost $ 205,068,674)		209,123,353

Government Agency Securities (0.85%)
Federal National Mortgage Association
6.000%, 05/15/2008	10,000,000	10,140,780

Total Government Agency Securities
(cost $ 9,884,577)		10,140,780

U.S. Treasury Obligations (15.42%)
U.S. Treasury Notes
6.125%, 08/15/2007	15,000,000	15,151,755
3.000%, 11/15/2007	20,000,000	19,550,000
5.500%, 02/15/2008	4,000,000	4,037,032
3.125%, 10/15/2008	15,000,000	14,510,745
5.750%, 08/15/2010	5,000,000	5,190,040
5.000%, 08/15/2011	5,000,000	5,077,150
4.875%, 02/15/2012	10,000,000	10,089,840
4.375%, 08/15/2012	10,000,000	9,834,770
3.875%, 02/15/2013	10,000,000	9,537,890
3.625%, 05/15/2013	10,000,000	9,381,640
4.250%, 08/15/2013	10,000,000	9,723,440
4.250%, 11/15/2013	10,000,000	9,711,720
4.000%, 02/15/2014	10,000,000	9,541,410
4.250%, 11/15/2014	20,000,000	19,345,320

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2006

(Unaudited)

	Shares or principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.000%, 02/15/2015	$15,000,000	$14,235,345
4.125%, 05/15/2015	20,000,000	19,133,600

Total U.S. Treasury Obligations
(cost $ 188,729,920)		184,051,697

Short-term Investments (2.88%)
New Center Asset Trust, 5.270%, 09/01/2006	30,000,000	30,000,000
JPMorgan Treasury Plus Money Market Fund	4,418,022	4,418,022

Total Short-term Investments
(cost $ 34,418,022)		34,418,022

TOTAL INVESTMENTS (99.36%)
(cost $ 739,540,557)		1,185,910,841
OTHER ASSETS, NET OF LIABILITIES (0.64%)		7,569,019

NET ASSETS (100.00%)		$1,193,479,860

(a)	Non-income producing security.

(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At August 31, 2006, the fair value of this security amounted to $1,039,920 or 0.09% of net assets.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

	Shares or principal amount	Value
U.S. Treasury Obligations (91.93%)
U.S. Treasury Notes
6.500%, 10/15/2006	$4,000,000	$4,005,312
3.500%, 11/15/2006	9,000,000	8,969,769
6.250%, 02/15/2007	4,000,000	4,019,688
6.625%, 05/15/2007	3,000,000	3,031,056
4.375%, 05/15/2007	5,000,000	4,975,975
3.250%, 08/15/2007	10,000,000	9,836,330
6.125%, 08/15/2007	9,000,000	9,091,053
5.500%, 02/15/2008	13,150,000	13,271,743
5.625%, 05/15/2008	5,000,000	5,064,060
3.250%, 08/15/2008	5,000,000	4,859,375
4.750%, 11/15/2008	10,000,000	9,999,220
3.000%, 02/15/2009	5,000,000	4,801,760
3.125%, 04/15/2009	8,000,000	7,690,312
5.500%, 05/15/2009	10,000,000	10,199,220
6.000%, 08/15/2009	11,000,000	11,386,287
6.500%, 02/15/2010	15,000,000	15,842,580
4.000%, 04/15/2010	10,000,000	9,769,140
5.750%, 08/15/2010	10,000,000	10,380,080
5.000%, 02/15/2011	10,000,000	10,141,800
5.000%, 08/15/2011	6,000,000	6,092,580

Total U.S. Treasury Obligations
(cost $ 166,971,593)		163,427,340

Short-term Investments (7.97%)
New Center Asset Trust, 5.270%, 09/01/2006	8,000,000	8,000,000
JPMorgan Treasury Plus Money Market Fund	6,166,959	6,166,959

Total Short-term Investments
(cost $ 14,166,959)		14,166,959

TOTAL INVESTMENTS (99.90%)
(cost $ 181,138,552)		177,594,299
OTHER ASSETS, NET OF LIABILITIES (0.10%)		185,630

NET ASSETS (100.00%)		$177,779,929

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (99.23%)
Alabama (1.55%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A0	5.500%	04/01/2013	Aaa	$2,000,000	$2,199,580
Limestone County Board of Education, Alabama, Capital Outlay Tax Anticipation Warrants, Series 1998	4.900%	07/01/2015	Aaa	2,465,000	2,555,046
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aaa	2,000,000	2,154,940

					6,909,566

Alaska (1.25%)
Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose Bonds, Series A (Prerefunded to 09-01-2010 @ 100) (a)	5.625%	09/01/2013	Aaa	1,500,000	1,606,665
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	Aaa	2,000,000	2,366,240
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999 Series A (Prerefunded to 03-01-2009 @ 100) (a)	5.000%	03/01/2015	Aaa	1,565,000	1,615,894

					5,588,799

Arizona (2.45%)
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.100%	07/01/2008	A+	1,000,000	1,061,040
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2009	A+	1,200,000	1,301,664
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A+	2,500,000	2,779,875
Mesa Unified School District No. 4 of Maricopa County, Arizona, School Improvement Bonds, Project of 1995, Series D (1997) (Prerefunded to 07-01-2007 @ 100) (a)	4.750%	07/01/2010	Aaa	4,250,000	4,291,310
Salt River Project Arizona Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	960,120
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvements Bonds, Project of 2000, Series C (2006) (b)	4.250%	07/01/2015	AAA	525,000	536,949

					10,930,958

Arkansas (2.93%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2	5,000,000	5,338,950
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2	2,000,000	2,134,480
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds	4.000%	06/01/2015	A1	960,000	960,614
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1	1,020,000	1,027,018
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aaa	1,295,000	1,312,845
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1	1,110,000	1,116,904
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1	1,155,000	1,163,501

					13,054,312

California (7.61%)
State of California, Various Purpose, General Obligation Bonds	6.000%	10/01/2006	A1	2,000,000	2,003,260

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Escrowed to Maturity) (a)	5.000%	12/01/2007	AA	$2,830,000	$2,875,450
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Prerefunded to 12-01-2007 @ 100) (a)	5.000%	12/01/2008	AA	1,500,000	1,524,000
State of California, Various Purpose, General Obligation Bonds	5.000%	02/01/2014	A1	3,600,000	3,814,488
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A
(Calleguas Municipal Water District Project)	5.000%	07/01/2015	Aaa	1,000,000	1,073,930
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	Aaa	1,515,000	1,655,971
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A1	3,000,000	3,273,990
Los Angeles Unified School District, County of Los Angeles, California, General Obligation Bonds, Series A 2003	5.375%	07/01/2016	Aaa	3,905,000	4,300,771
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A1	3,250,000	3,450,265
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aaa	1,355,000	1,446,449
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	5,000,000	5,266,200
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aaa	1,560,000	1,668,763
State of California, General Obligation Bonds	5.000%	12/01/2017	A1	300,000	312,753
State of California, General Obligation Bonds (Prerefunded to 12-01-2010 @ 100) (a)	5.000%	12/01/2017	A1	1,200,000	1,265,880

					33,932,170

Colorado (5.82%)
Arapahoe County School District No. 6, Colorado, Littleton Public Schools General Obligation Improvement Bonds, Series 1995A (Prerefunded to 12-01-2006 @ 102) (a)	5.000%	12/01/2007	Aa2	2,000,000	2,046,480
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999 (Escrowed to maturity) (a)	5.500%	12/15/2009	Aa2	2,000,000	2,115,020
Mesa County Valley School District No. 51, County of Mesa, State of Colorado, General Obligation Bonds, Series 1996 (Prerefunded to 12-01-2006 @ 101) (a)	5.300%	12/01/2010	Aaa	2,540,000	2,575,611
St. Vrain School District # R3-1J, Colorado, General Obligation, Series 1997 (Prerefunded to 12-15-2007 @ 101) (a)	5.000%	12/15/2012	Aaa	3,135,000	3,221,777
City of Boulder, Colorado, Open Space Acquisition Refunding Bonds, Series 1999	5.000%	08/15/2013	Aa1	1,855,000	1,929,997
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aaa	1,750,000	1,879,220
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (a)	5.250%	12/15/2013	Aaa	1,250,000	1,346,975
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County,
Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2014	Aaa	1,135,000	1,228,263
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (a)	5.250%	12/01/2014	Aaa	1,365,000	1,470,187
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aaa	510,000	546,450
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2015	Aaa	1,170,000	1,264,992

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (a)	5.250%	12/01/2016	Aaa	$1,530,000	$1,647,902
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	Aaa	1,905,000	1,977,657
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,065,860
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aaa	600,000	630,522

					25,946,913

Connecticut (1.87%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (a)	5.125%	11/15/2016	Aaa	5,000,000	5,345,650
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (a)	5.000%	01/15/2017	Aaa	390,000	415,397
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (a)	5.000%	01/15/2018	Aaa	600,000	639,072
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aaa	600,000	639,858
Town of New Canaan Connecticut, General Obligation Bonds, Issue of 2004 (Prerefunded to 06-15-2009 @ 100) (a)	4.750%	06/15/2018	Aaa	1,250,000	1,289,250

					8,329,227

Florida (2.91%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,312,227
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Seventeen	5.000%	10/01/2018	AA-	4,000,000	4,202,400
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aaa	2,025,000	2,083,685
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006B	4.500%	07/01/2020	Aaa	1,320,000	1,348,736

					12,947,048

Georgia (5.01%)
State of Georgia, General Obligation Bonds, Series 1996C	6.250%	08/01/2009	Aaa	3,590,000	3,857,024
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,188,820
Gwinnett County Water & Sewer Authority, Georgia, Revenue Series 1998 (Prerefunded to 08-01-2008 @ 102) (a)	5.000%	08/01/2011	Aaa	4,000,000	4,180,480
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	3,000,000	3,323,220
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,402,750
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (a)	5.125%	05/01/2014	Aaa	5,000,000	5,368,100

					22,320,394

Hawaii (1.67%)
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2006 @ 102) (a)	5.400%	09/01/2009	Aaa	1,775,000	1,810,500
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2008 @ 100) (a)	5.400%	09/01/2009	Aaa	2,225,000	2,303,253
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	AA-	2,945,000	3,275,606

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Hawaii (Cont.)
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (a)	6.375%	03/01/2011	AA-	$55,000	$61,222

					7,450,581

Idaho (0.40%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	1,690,000	1,775,531

Illinois (5.91%)
State of Illinois, General Obligation Bonds, Series of September 1996 (Prerefunded to 09-01-2006 @ 102) (a)	5.450%	09/01/2009	Aaa	4,000,000	4,080,000
Forest Preserve District of Kane County, Kane County, Illinois, General Obligation Bonds, Series 1999 (Prerefunded to 12-30-2009 @ 100) (a)	5.000%	12/30/2011	Aa3	2,500,000	2,610,750
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1	3,750,000	4,167,750
Lake County Forest Preserve District, Lake County, Illinois, General Obligation
Land Acquisition and Development Bonds, Series 2000	5.000%	12/15/2012	Aaa	2,000,000	2,096,180
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	Aaa	2,000,000	2,193,740
DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997 (Prerefunded to 10-01-2008 @ 100) (a)	4.900%	10/01/2013	Aaa	3,785,000	3,878,376
Community Unit School District Number 200, DuPage County, Illinois (Wheaton- Warrenville), General Obligation School Building Bonds, Series 1999 (Prerefunded to 02-01-2009 @ 100) (a)	5.050%	02/01/2015	Aaa	2,195,000	2,269,103
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aaa	1,045,000	1,117,398
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aaa	1,100,000	1,172,699
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aaa	1,000,000	1,001,590
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	Aaa	1,650,000	1,753,224

					26,340,810

Indiana (1.57%)
Eagle-Union Community Schools Building Corporation, Boone County, Indiana, 1st Mortgage Refunding Bonds, Series 1999	4.875%	07/05/2015	Aaa	2,325,000	2,397,982
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	Aaa	2,635,000	2,805,880
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	Aaa	1,665,000	1,779,119

					6,982,981

Iowa (1.47%)
Polk County, Iowa, Essential County Purpose General Obligation Bonds, Series 2001	5.000%	06/01/2014	Aaa	3,325,000	3,437,185
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aaa	975,000	986,154
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	906,024

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	Aaa	$1,200,000	$1,225,368

					6,554,731

Kansas (2.63%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden)
General Obligation Refunding Bonds, Series 2001	5.000%	11/01/2014	Aaa	2,790,000	2,942,529
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,250,200
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,420,000	1,450,885
Unified School District No. 233, Johnson County, Kansas, (Olathe) General Obligation School Bonds, Series 2003B	4.500%	09/01/2016	Aaa	1,000,000	1,021,190
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	1,300,000	1,302,015
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aaa	670,000	715,165
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	Aaa	1,000,000	1,069,900
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aaa	910,000	980,780

					11,732,664

Kentucky (1.44%)
Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A	5.500%	05/15/2009	Aaa	2,720,000	2,852,736
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.600%	12/01/2013	Aa2	1,665,000	1,731,034
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.700%	12/01/2014	Aa2	1,745,000	1,818,238

					6,402,008

Louisiana (2.46%)
State of Louisiana, General Obligation Bonds, Series 1997 A
(Prerefunded to 04-15-2007 @ 102) (a)	5.375%	04/15/2011	Aaa	5,000,000	5,152,750
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	Aaa	4,000,000	4,226,640
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	Aaa	1,500,000	1,599,675

					10,979,065

Maryland (2.08%)
Montgomery County, Maryland, General Obligation Consolidated Public Improvement, 1998 Series A (Prerefunded to 05-01-2008 @ 101) (a)	4.875%	05/01/2013	Aaa	3,410,000	3,515,608
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	483,544
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,125,022
Prince George’s County, Maryland, General Obligation Consolidated Public
Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	1,975,000	1,986,909
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,158,360

					9,269,443

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Massachusetts (1.52%)
Massachusetts Bay Transportation Authority, General Transportation System Bonds, Series C	5.500%	03/01/2013	Aaa	$125,000	$137,945
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa3	1,135,000	1,214,779
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (a)	5.250%	08/01/2017	Aa2	5,000,000	5,430,050

					6,782,774

Michigan (3.01%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A	5.500%	11/01/2009	Aa2	3,140,000	3,316,154
Lake Orion Community School District, County of Oakland, State of Michigan, 2000 School Building and Site Bonds, (General Obligation - Unlimited Tax), Series A (Prerefunded to 05-01-2010 @ 100) (a)	5.550%	05/01/2011	Aaa	2,500,000	2,657,425
Northville Public Schools, Michigan, 1997 General Obligation School Building & Site & Refunding (Prerefunded to 05-01-2007 @ 100) (a)	5.100%	05/01/2011	Aaa	3,800,000	3,838,000
Clarkston Community Schools, County of Oakland, State of Michigan, 1998 Refunding Bonds (General Obligation-Unlimited Tax)	4.850%	05/01/2012	Aaa	1,500,000	1,528,785
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aaa	1,000,000	1,032,080
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aaa	1,000,000	1,031,800

					13,404,244

Minnesota (0.94%)
Wayzata Independent School District #284, Minnesota, General Obligation School Building Refunding, Series 1998A	5.000%	02/01/2012	Aa2	3,000,000	3,095,760
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aaa	1,065,000	1,068,568

					4,164,328

Mississippi (1.60%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,210,760
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,244,420
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aaa	1,685,000	1,657,181
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	Aaa	1,000,000	1,027,540

					7,139,901

Missouri (1.51%)
The School District of St. Joseph, (St. Joseph, Missouri), General Obligation School Building Bonds, Series 2000, (Missouri Direct Deposit Program) (Prerefunded to 03-01-2010 @ 101) (a)	5.450%	03/01/2011	AA+	1,375,000	1,463,261
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001	5.125%	02/01/2016	Aaa	3,000,000	3,199,950
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District) General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aaa	2,000,000	2,061,180

					6,724,391

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Montana (0.12%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	Aa3	$490,000	$516,039

Nebraska (3.76%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (a)	6.150%	02/01/2012	Aa2	6,000,000	6,514,320
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	Aa2	2,500,000	2,665,925
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	Aaa	3,000,000	3,173,670
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005.	4.500%	11/15/2018	Aaa	2,140,000	2,211,519
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005.	4.500%	11/15/2019	Aaa	2,140,000	2,203,237

					16,768,671

New Hampshire (0.75%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	Aa2	515,000	543,155
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	2,620,000	2,798,736

					3,341,891

New Jersey (2.02%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,677,040
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	Aaa	1,350,000	1,332,369

					9,009,409

New York (1.18%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	2,000,000	2,121,160
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aaa	1,000,000	1,002,160
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	Aaa	2,000,000	2,150,820

					5,274,140

North Carolina (0.91%)
County of Wake, North Carolina, General Obligation School Bonds, Series 1997 (Prerefunded to 03-01-2007 @ 101) (a)	4.900%	03/01/2009	Aaa	4,000,000	4,065,480
North Dakota (0.75%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,046,446
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,305,188

					3,351,634

Ohio (5.21%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	2,000,000	2,128,320
State of Ohio, Higher Education Capital Facilities, General Obligation Bonds, Series 2000A	5.250%	02/01/2011	Aa1	2,000,000	2,112,600

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
State of Ohio, Full Faith & Credit General Obligation Infrastructure Improvement Bonds, Series 1997 (Prerefunded to 08-01-2007 @ 101) (a)	5.350%	08/01/2012	Aa1	$5,000,000	$5,126,150
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	2,780,000	2,969,207
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (a)	5.000%	12/01/2013	Aa2	2,000,000	2,130,460
Delaware County, Ohio, General Obligation, Limited Tax, Sewer District Improvement Bonds, Series 1999	4.900%	12/01/2015	Aaa	1,970,000	2,052,109
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003	5.000%	12/01/2016	Aa2	1,140,000	1,200,238
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,495,569

					23,214,653

Oklahoma (0.69%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	1,680,000	1,761,765
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,324,747

					3,086,512

Oregon (4.15%)
Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997 Series A	5.000%	06/01/2011	Aaa	4,000,000	4,043,000
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A (Prerefunded to 06-15-2011 @ 100) (a)	5.500%	06/15/2014	Aaa	3,500,000	3,785,950
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001 (Prerefunded to 06-15-2011 @ 100) (a)	5.500%	06/15/2014	Aaa	1,980,000	2,141,766
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (a)	5.250%	06/15/2015	Aaa	3,640,000	3,936,660
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aaa	2,135,000	2,324,545
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aaa	500,000	524,710
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aaa	1,625,000	1,734,801

					18,491,432

Pennsylvania (1.75%)
Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001	5.000%	01/15/2013	Aa2	2,000,000	2,121,560
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	Aaa	1,070,000	1,114,426
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	Aaa	1,110,000	1,153,090
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	Aaa	1,030,000	1,108,424
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	Aaa	1,160,000	1,219,404

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	Aaa	$1,000,000	$1,071,090

					7,787,994

South Carolina (1.70%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 1999	5.500%	02/01/2010	Aa2	2,675,000	2,838,068
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	AA	1,800,000	1,912,320
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	Aaa	2,750,000	2,810,005

					7,560,393

South Dakota (1.09%)
South Dakota, Housing Development Authority Homeownership Mortgage Bonds, 2001 Series D and 2001 Series E	5.000%	05/01/2014	Aa1	4,680,000	4,862,614
Tennessee (3.66%)
Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 1996	5.250%	01/01/2008	Aaa	4,500,000	4,592,835
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aa1	2,335,000	2,492,823
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,087,378
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aa1	2,705,000	2,927,567
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aaa	2,115,000	2,192,430

					16,293,033

Texas (3.82%)
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.375%	02/15/2008	Aaa	1,000,000	1,024,270
State of Texas, Public Finance Authority, General Obligation Refunding Bonds, Series 1996B (Prerefunded to 10-01-2006 @ 100) (a)	5.400%	10/01/2008	AA	3,000,000	3,003,660
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.500%	02/15/2009	Aaa	2,455,000	2,563,045
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa	3,000,000	3,179,910
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (a)	5.750%	02/01/2012	Aa1	2,000,000	2,133,840
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa	2,115,000	2,214,997
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999	4.750%	08/01/2015	Aaa	750,000	770,002
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999 (Prerefunded to 08-01-2009 @ 100) (a)	4.750%	08/01/2015	Aaa	500,000	516,115

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A (b)	5.000%	02/15/2020	AAA	$1,535,000	$1,638,505

					17,044,344

Utah (0.30%)
City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999	5.250%	03/01/2009	Aaa	1,300,000	1,349,309

Virginia (1.03%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1	2,000,000	2,138,740
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded 08-01-2009 @ 101) (a)	5.000%	08/01/2016	Aaa	1,350,000	1,414,922
Rivanna Water and Sewer Authority, Regional Water and Sewer System
Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aaa	1,020,000	1,052,956

					4,606,618

Washington (3.43%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1	2,035,000	2,182,049
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	AA	4,435,000	4,731,081
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (a)	5.750%	10/01/2012	AA	65,000	69,261
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.600%	06/01/2013	Aaa	1,000,000	1,013,600
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2	2,495,000	2,611,367
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.650%	06/01/2014	Aaa	2,055,000	2,083,976
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aaa	705,000	748,872
Tukwila School District No. 406, King County, Washington, Unlimited Tax
General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aaa	1,000,000	1,076,060
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aaa	740,000	782,239

					15,298,505

West Virginia (0.59%)
State of West Virginia, State Road General Obligation Bonds, Series 1998 (Prerefunded to 06-01-2008 @ 101) (a)	5.000%	06/01/2013	Aaa	2,540,000	2,623,058

Wisconsin (2.71%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	2,500,000	2,636,850
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2012	Aaa	2,180,000	2,219,414
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2013	Aaa	2,220,000	2,261,425
City of Madison, Wisconsin, General Obligation Promissory Notes, Series 2005-A	4.000%	10/01/2015	Aaa	1,730,000	1,735,761

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2006

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Shares or principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001	5.375%	01/01/2016	Aaa	$2,985,000	$3,215,293

					12,068,743

Total Long-term Municipal Bonds
(cost $ 428,784,535)					442,277,311

Short-term Investments (1.21%)
JPMorgan Tax Free Money Market Fund				5,415,229	5,415,229

Total Short-term Investments
(cost $ 5,415,229)					5,415,229

TOTAL INVESTMENTS (100.44%)
(cost $ 434,199,764)					447,692,540
LIABILITIES, NET OF OTHER ASSETS (-0.44%)					(1,968,519)

NET ASSETS (100.00%)					$445,724,021

(a)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

(b)	Security purchased on a “when-issued” basis.

(c)	Ratings represent the lower of Moody’s or S&P ratings.

(d)	Long-term Municipal Bonds consisted of 27.44% Advanced Refund Bonds, 48.87% General Obligation Bonds and 23.69% Municipal Revenue Bonds.

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1. Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The investment objective of the Growth Fund is long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The investment objective of the Balanced Fund is to seek long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The investment objective of the Interim Fund is the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The investment objective of the Municipal Bond Fund is to seek as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales are valued at market value.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2006, the Municipal Bond Fund had a commitment of $2,175,454 (representing 0.49% of net assets) for when-issued securities.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of August 31, 2006, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for the Funds were as follows:

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Cost of Investments for Federal Tax Purposes	$1,467,249,309	739,352,288	181,238,555	434,199,764
Gross Unrealized Appreciation	$1,872,897,839	459,261,143	—	13,756,697
Gross Unrealized (Depreciation)	$(60,699,088)	(12,702,590)	(3,644,256)	(263,921)
Net Unrealized Appreciation (Depreciation)	$1,812,198,751	446,558,553	(3,644,256)	13,492,776

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at period end. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 10/24/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 10/24/2006

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date 10/24/2006